Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019	Jan. 27, 2017	Oct. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payment of contingent consideration	$ 2,500	$ 17,958	$ 36,942
Fair value contingent consideration liability		2,500
Funko Acquisition Holdings, L.L.C. [Member] | Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of debt instruments	252,100	239,200		$ 251,600
Carrying values of debt instruments	247,300	233,900		$ 247,100
Funko Acquisition Holdings, L.L.C. [Member] | ACON Equity Management, L.L.C. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value contingent consideration liability						$ 54,900
Payment of contingent consideration		25,000	$ 40,000
Funko Acquisition Holdings, L.L.C. [Member] | Underground Toys Limited [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value contingent consideration liability	$ 0	$ 2,500			$ 2,500